INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES [Abstract]
Income Tax Expense (Benefit) by Jurisdiction
Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Years ended
	2019	2018	2017
Current tax expense (benefit):
Ireland	$—	$—	$—
Luxembourg	55	44	195
Australia	—	(138)	4,062
Other	23	50	43
Current tax expense (benefit) — total	78	(44)	4,300
Deferred tax expense (benefit):
Ireland	21,359	9,865	8,710
Australia	(910)	105	(1,743)
Other	—	—	65
Deferred tax expense (benefit) — total	20,449	9,970	7,032
Total income tax expense (benefit)	$20,527	$9,926	$11,332

Net Deferred Tax Asset (Liability)
The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):
	December 31, 2019	December 31, 2018
Deferred tax asset:
Net operating loss carry forwards	$142,685	$177,663
Net unrealized losses on derivative instruments	3,794	773
Basis difference on acquisition of GAAM Australian assets	6,575	6,619
Other	124	168
Valuation allowance	(33,929)	(37,429)
Total deferred tax asset	119,249	147,794
Deferred tax liability:
Excess of tax depreciation over book depreciation	(165,343)	(171,725)
Miscellaneous book/tax differences	(166)	(112)
Net earnings of non-European Union member subsidiaries	—	(3,654)
Withholding tax on Australian unrepatriated earnings	—	(2,054)
Total deferred tax liability	(165,509)	(177,545)
Deferred tax liability, net	$(46,260)	$(29,751)

Reconciliation of Statutory to Effective Tax Rate
The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense or benefit

	Years ended
	2019	2018	2017
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	(1.4)%	(1.4)%	59.9%
Tax impact of repurchased and resold Notes	(0.1)%	0.1%	(0.8)%
Foreign tax rate differentials	(0.4)%	(2.8)%	(18.4)%
True-up of prior year tax provision	(0.1)%	—	2.2%
Non-deductible interest expense, transaction fees and expenses	0.5%	1.8%	12.2%
Deductible interest paid in the period	(2.7)%	—	—
Unrealized foreign exchange loss on re-valuation of deferred tax balances	—	0.1%	0.5%
Withholding tax	—	—	13.3%
Other	—	0.1%	(0.1)%
Effective tax rate	8.3%	10.4%	81.3%